Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Environmental Remediation Obligations [Abstract]
2022	$ 34
2023	21
2024	22
2025	12
2026	2
Thereafter	33
Total	$ 124